BT INVESTMENT


EQUITY
APPRECIATION
FUND


ANNUAL REPORT
SEPTEMBER 30, 1995

                    BT INVESTMENT EQUITY APPRECIATION FUND                     1
                    ------------------------------------------------------------



TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . .  2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . . .  3
BT INVESTMENT EQUITY APPRECIATION FUND
         Statement of Assets and Liabilities  . . . . . . . . . . . . . . .  6
         Statement of Operations  . . . . . . . . . . . . . . . . . . . . .  7
         Statement of Changes in Net Assets . . . . . . . . . . . . . . . .  8
         Financial Highlights . . . . . . . . . . . . . . . . . . . . . . .  9
CAPITAL APPRECIATION PORTFOLIO
         Statement of Assets and Liabilities  . . . . . . . . . . . . . .   10
         Statement of Operations  . . . . . . . . . . . . . . . . . . . .   11
         Statement of Changes in Net Assets . . . . . . . . . . . . . . .   12
         Financial Highlights . . . . . . . . . . . . . . . . . . . . . .   13
         Schedule of Portfolio Investments  . . . . . . . . . . . . . . .   14
BT INVESTMENT EQUITY APPRECIATION FUND
         Notes to Financial Statements  . . . . . . . . . . . . . . . . .   17
         Report of Independent Accountants  . . . . . . . . . . . . . . .   19
CAPITAL APPRECIATION PORTFOLIO
         Notes to Financial Statements  . . . . . . . . . . . . . . . . .   20
         Report of Independent Accountants  . . . . . . . . . . . . . . .   22

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Investment Equity Appreciation Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Mutual Funds:

BT PYRAMID MUTUAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 422-6577

BT PYRAMID MUTUAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the BT Investment Equity
Appreciation Fund at the following address:

BT PYRAMID MUTUAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    BT INVESTMENT EQUITY APPRECIATION FUND                     2
                    ------------------------------------------------------------




INTRODUCTION FROM PRESIDENT
================================================================================

         November, 1995

         Dear Shareholders:

         We are pleased to present your Annual Report for the BT Investment Equity Appreciation Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the period January 1, 1995 to September 30, 1995. We have also included a Letter from the Investment Adviser, detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

         Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

         We appreciate your ongoing support of the BT Investment Equity Appreciation Fund and look forward to continuing to serve your investment needs.




         Philip W. Coolidge
         President

                    BT INVESTMENT EQUITY APPRECIATION FUND                     3
                    ------------------------------------------------------------




LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

         For the year ended September 30, 1995, the BT Investment Equity Appreciation Fund once again outperformed its benchmark and its competitors impressively. The Fund's outstanding return of 43.70% compares to 25.77% for the S&P Midcap 400 Index and 25.87% for the Lipper Growth Average. Since its inception on October 12, 1993, the Fund has returned 41.40%.

         Please be informed that we have recently changed the Fund's fiscal year-end, from December to September. The Fund's Semi-Annual Report will be sent to you in May.

         The primary factor contributing to the Fund's strong performance continues to be its overweighted position in the technology sector, which was the leading sector from January through June, and the second-best performing sector in the third calendar quarter. While the Fund continues to be overweighted there, we did decrease our technology holdings just somewhat in September, diversifying into sectors that were previously under-represented in the Fund, such as consumer non-durables and retail. The Fund also benefitted from an underweighting in weaker, lagging sectors, including the capital spending, conglomerates and consumer cyclical sectors.

         As anticipated in our last report to you, midcap stocks did outperform the large company indices in the third quarter of 1995. However, in September, this pattern reversed, with the S&P 500 outperforming the midcap index, which in turn, outperformed the smaller company index. Thus, to remain a leader in the midcap growth sector and to meet the Fund's objective of capital growth over the long term, we will continue our thematic approach to investing.

         We will also continue, as always, to carry out intensive analysis in each sector, focusing on individual companies that appear to offer compelling valuations relative to their growth rates. Given the uncertainty about the economy now, we remain especially interested in companies with strong, consistent earnings and revenue growth potential.

                    BT INVESTMENT EQUITY APPRECIATION FUND                     4
                    ------------------------------------------------------------



LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

         The following graph illustrates the Fund's return versus the S&P MidCap 400 Index since October 31, 1993, assuming a $10,000 initial investment:

================================================================================
COMPARISON OF
CHANGE IN VALUE OF A
$10,000 INVESTMENT                              [FIGURE 1]
IN BT INVESTMENT
EQUITY APPRECIATION
FUND AND THE S&P
MIDCAP 400 INDEX


  BT Investment Equity App Fund        9/30/95

                 BT Investment         S&P
            Equity Appreciation    Mid Cap 400
10/31/93                 10,000         10,000
12/31/93                  9,899         10,233
 3/31/94                  9,657          9,844
 6/30/94                  9,051          9,485
 9/30/94                  9,939         10,127
12/31/94                 10,242          9,866
 3/31/95                 10,909         10,664
 6/30/95                 12,111         11,605
 9/30/95                 14,283         12,737

                  TOTAL RETURN
            ENDED SEPTEMBER 30, 1995
         One Year       Since 10/12/93*
         43.70%               41.40%

* The Fund's inception date

Investment return and principal
value may fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.
================================================================================

ABOUT THE                         MARY LISANTI
PORTFOLIO MANAGER                 Managing Director

                                  -  Manager of the Capital Appreciation
                                     Portfolio, Small Cap Portfolio and
                                     separate aggressive growth accounts

                                  -  16 years of investment experience as a
                                     portfolio manager and analyst in Small/Mid cap equities

                                  -  Joined Bankers Trust from Lieber &
                                     Company/The Evergreen Funds, where
                                     for three years she was Vice President of Investments and a portfolio manager working on their $800 million small and mid-sized company fund

                                  -  Senior Vice President at Shearson Lehman
                                     Brothers, headed the firm's emerging
                                     growth stock investment strategy and
                                     research effort; member of the Investment
                                     Policy Committee

                                  -  Earned the #1 ranking in Institutional
                                     Investor's All Star Research Team in 1989
                                     (ranked #2 and #3 in 1987 and 1986,
                                     respectively) for her work as a small
                                     company stock analyst

                                  -  B.A.--Princeton University

                                  -  Member, New York Society of Security
                                     Analysts and Financial Analyst Federation

                    BT INVESTMENT EQUITY APPRECIATION FUND                     5
                    ------------------------------------------------------------



================================================================================
OBJECTIVE                     Seeks capital growth over the long-term
                              through investment in medium sized companies
                              that show growth potential. Current income
                              is a secondary goal.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS        Primarily common stocks of growth-oriented
                              domestic corporations and, to a lesser extent,
                              foreign corporations, but may invest in any
                              market sectors and companies of any size;
                              also, may take advantage of any investment
                              opportunity with attractive long-term
                              prospects.
--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS    LSI Logic                Maxim Integrated Products
                              Staples                  Parametric Technology
                              Xilinx                   Altera
                              Glenayre Technologies    Paychex
                              Boston Scientific        Teradyne
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY THEME
as of September 30, 1995
(percentages are based on market value)


The Ubiquitous Semiconductor                       13.66%
New Health Care Paradigm                           10.89%
Managing the Information Age                       10.31%
U.S. Treasury Bills                                10.24%
Stores of Value                                    10.01%
Productivity Enhancement                            9.17%
Other*                                              9.43%
America's Changing Leisure Time                     5.75%
America's Industrial Renaissance                    5.49%
Telecommunications                                  5.24%
Move to Outsourcing                                 5.02%
The Greying of America                              4.79%


[FIGURE 2]

* No one theme represents more than 4.00% of portfolio holdings.

                   BT INVESTMENT EQUITY APPRECIATION FUND                      6
                   -------------------------------------------------------------



STATEMENT OF ASSETS AND LIABILITIES
==================================================================================================================
September 30, 1995

------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
      Investment in Capital Appreciation Portfolio, at Value                                           $92,235,875
------------------------------------------------------------------------------------------------------------------
      Receivable for Shares of Beneficial Interest Sold                                                     98,777
------------------------------------------------------------------------------------------------------------------
      Prepaid Expenses                                                                                       4,247
------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                      92,338,899
------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------
      Due to Bankers Trust                                                                                   6,558
------------------------------------------------------------------------------------------------------------------
      Payable for Shares of Beneficial Interest Redeemed                                                   256,340
------------------------------------------------------------------------------------------------------------------
      Accrued Expenses and Accounts Payable                                                                 43,199
------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                    306,097
------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 6,509,857 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                               $92,032,802
==================================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($92,032,802/6,509,857 Shares)                                                                         $     14.14
==================================================================================================================

COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
      Shares of Beneficial Interest, at Par                                                            $     6,510
------------------------------------------------------------------------------------------------------------------
      Paid-in Capital                                                                                   71,778,925
------------------------------------------------------------------------------------------------------------------
      Undistributed Net Realized Gain from Securities Transactions                                       3,690,522
------------------------------------------------------------------------------------------------------------------
      Net Unrealized Appreciation on Securities                                                         16,556,845
------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                         $92,032,802
==================================================================================================================

              See Notes to Financial Statements on Pages 17 and 18

                    BT INVESTMENT EQUITY APPRECIATION FUND                     7
                    ------------------------------------------------------------



STATEMENT OF OPERATIONS
==============================================================================================================
For the period January 1, 1995 to September 30, 1995

--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
      Income Allocated from Capital Appreciation Portfolio, net                                    $     9,060
--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
      Administration and Services Fee                                           $155,327
--------------------------------------------------------------------------------------------------------------
      Registration Fees                                                           28,830
--------------------------------------------------------------------------------------------------------------
      Shareholders Reports                                                        21,102
--------------------------------------------------------------------------------------------------------------
      Professional Fees                                                            2,776
--------------------------------------------------------------------------------------------------------------
      Trustees Fees                                                                3,980
--------------------------------------------------------------------------------------------------------------
      Insurance                                                                      658
--------------------------------------------------------------------------------------------------------------
      Total Expenses                                                             212,673
--------------------------------------------------------------------------------------------------------------
      Less: Expenses Absorbed by Bankers Trust                                   (57,346)              155,327
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT (LOSS)                                                                                 (146,267)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
--------------------------------------------------------------------------------------------------------------
      Net Realized Gain from Securities Transactions                                                 6,369,448
--------------------------------------------------------------------------------------------------------------
      Net Unrealized Appreciation on Securities                                                     12,995,476
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                      19,364,924
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $19,218,657
==============================================================================================================


              See Notes to Financial Statements on Pages 17 and 18

                    BT INVESTMENT EQUITY APPRECIATION FUND                     8
                    ------------------------------------------------------------



STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                                        For the
                                                                            For the period           year ended
                                                                        January 1, 1995 to             December
                                                                        September 30, 1995             31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
      Net Investment (Loss)                                                    $  (146,267)         $   (81,622)
---------------------------------------------------------------------------------------------------------------
      Net Realized Gain (Loss) from Securities Transactions                      6,369,448           (1,645,693)
---------------------------------------------------------------------------------------------------------------
      Net Unrealized Appreciation on Securities                                 12,995,476            2,911,094
---------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Operations                                19,218,657            1,183,779
---------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
---------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Transactions in Shares of
        Beneficial Interest                                                     42,841,190            9,324,648
---------------------------------------------------------------------------------------------------------------

      TOTAL INCREASE IN NET ASSETS                                              62,059,847           10,508,427
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
      Beginning of Period                                                       29,972,955           19,464,528
---------------------------------------------------------------------------------------------------------------
      End of Period                                                            $92,032,802          $29,972,955
===============================================================================================================

              See Notes to Financial Statements on Pages 17 and 18

                    BT INVESTMENT EQUITY APPRECIATION FUND                     9
                    ------------------------------------------------------------



FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Equity Appreciation Fund.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 For the period
                                                                                                   For the     October 12, 1993
                                                                        For the period          year ended        (Commencement
                                                                    January 1, 1995 to            December    of Operations) to
                                                                    September 30, 1995            31, 1994    December 31, 1993
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                           $ 10.14             $  9.80              $10.00
                                                                               -------             -------              ------

Income (Loss) from Investment Operations
      Net Investment (Loss)                                                      (0.02)              (0.03)              (0.00)+
      Net Realized and Unrealized Gain (Loss) on Securities                       4.02                0.37               (0.20)
                                                                               -------             -------              ------
      Total from Investment Operations                                            4.00                0.34               (0.20)
                                                                               -------             -------              ------

Net Asset Value, End of Period                                                 $ 14.14             $ 10.14              $ 9.80
                                                                               =======             =======              ======

TOTAL INVESTMENT RETURN                                                         39.45%               3.47%             (8.81)%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment (Loss) to Average Net Assets                           (0.38)%*            (0.32)%             (0.11)%*
Ratio of Expenses to Average Net Assets, Including
      Expenses of the Capital Appreciation Portfolio                             1.00%*              1.00%               1.00%*
Decrease Reflected in Above Expense Ratio Due to Absorption
      of Expenses by Bankers Trust                                               0.33%*              0.46%               0.60%*

Net Assets, End of Period (000's omitted)                                      $92,033             $29,973             $19,465

*     Annualized
+     Represents less than $0.01 per share


              See Notes to Financial Statements on Pages 17 and 18

                        CAPITAL APPRECIATION PORTFOLIO                        10
                        --------------------------------------------------------



STATEMENT OF ASSETS AND LIABILITIES
===========================================================================================================================
September 30, 1995

---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
      Investments, at Value (Cost $112,010,157)                                                                $144,756,143
---------------------------------------------------------------------------------------------------------------------------
      Cash                                                                                                        1,547,832
---------------------------------------------------------------------------------------------------------------------------
      Receivable for Securities Sold                                                                              5,548,565
---------------------------------------------------------------------------------------------------------------------------
      Dividends Receivable                                                                                           14,960
---------------------------------------------------------------------------------------------------------------------------
      Prepaid Expenses                                                                                                  175
---------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                              151,867,675
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
      Due to Bankers Trust                                                                                           57,336
---------------------------------------------------------------------------------------------------------------------------
      Payable for Securities Purchased                                                                            1,901,125
---------------------------------------------------------------------------------------------------------------------------
      Accrued Expenses and Accounts Payable                                                                          21,325
---------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                           1,979,786
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                     $149,887,889
===========================================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
      Paid-in Capital                                                                                          $117,141,903
---------------------------------------------------------------------------------------------------------------------------
      Net Unrealized Appreciation on Securities                                                                  32,745,986
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                                 $149,887,889
===========================================================================================================================


              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        11
                        --------------------------------------------------------



STATEMENT OF OPERATIONS
===================================================================================================================================
For the period January 1, 1995 to September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
      Dividends                                                                                       $ 108,821
-----------------------------------------------------------------------------------------------------------------------------------
      Interest                                                                                          347,025
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                                                           $   455,846
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
      Advisory Fee                                                                                      482,453
-----------------------------------------------------------------------------------------------------------------------------------
      Administration and Services Fee                                                                    74,224
-----------------------------------------------------------------------------------------------------------------------------------
      Professional Fees                                                                                  16,299
-----------------------------------------------------------------------------------------------------------------------------------
      Insurance                                                                                           2,000
-----------------------------------------------------------------------------------------------------------------------------------
      Trustees Fees                                                                                       1,107
-----------------------------------------------------------------------------------------------------------------------------------
      Miscellaneous                                                                                         965
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                                    577,048
-----------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses Absorbed by Bankers Trust                                                         (131,702)            445,346
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                        10,500
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
      Net Realized Gain from Securities Transactions                                                                     11,774,764
-----------------------------------------------------------------------------------------------------------------------------------
      Net Unrealized Appreciation on Securities                                                                          23,909,639
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                           35,684,403
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                              $35,694,903
===================================================================================================================================


              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        12
                        --------------------------------------------------------



STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================

                                                                                                                            For the
                                                                                                 For the period          year ended
                                                                                             January 1, 1995 to            December
                                                                                             September 30, 1995            31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                        $     10,500       $      39,472
-----------------------------------------------------------------------------------------------------------------------------------
      Net Realized Gain (Loss) from Securities Transactions                                          11,774,764          (3,134,504)
------------------------------------------------------------------------------------------------------------------------------------
      Net Unrealized Appreciation on Securities                                                      23,909,639           5,994,992
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Operations                                                     35,694,903           2,899,960
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds from Capital Invested                                                                 63,887,608          48,149,120
-----------------------------------------------------------------------------------------------------------------------------------
      Value of Capital Withdrawn                                                                    (23,328,952)        (14,490,487)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Capital Transactions                                           40,558,656          33,658,633
-----------------------------------------------------------------------------------------------------------------------------------

      TOTAL INCREASE IN NET ASSETS                                                                   76,253,559          36,558,593
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of Period                                                                            73,634,330          37,075,737
-----------------------------------------------------------------------------------------------------------------------------------
      End of Period                                                                                $149,887,889       $  73,634,330
===================================================================================================================================

              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        13
                        --------------------------------------------------------



FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected ratios and supplemental data for each of the periods indicated for the Capital Appreciation Portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                      For the       March 9, 1993
                                                                           For the period          year ended       (Commencement
                                                                       January 1, 1995 to            December   of Operations) to
                                                                       September 30, 1995            31, 1994   December 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                0.01%*              0.08%               0.38%*

Ratio of Expenses to Average Net Assets                                             0.60%*              0.60%               0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
      Net Assets Due to Absorption of Expenses by Bankers Trust                     0.18%*              0.23%               0.41%*

Portfolio Turnover Rate                                                              125%                157%                137%

Net Assets, End of Period (000's omitted)                                        $149,888             $73,634             $37,076

*     Annualized


              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        14
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================================================
September 30, 1995

     SHARES     DESCRIPTION                                                                               VALUE
===============================================================================================================
                COMMON STOCKS - 86.69%
---------------------------------------------------------------------------------------------------------------
                AMERICA'S CHANGING LEISURETIME - 5.55%
---------------------------------------------------------------------------------------------------------------
     16,800     Broderbund Software (a)                                                             $ 1,278,900
---------------------------------------------------------------------------------------------------------------
    132,500     Darden Restaurants (a)                                                                1,523,750
---------------------------------------------------------------------------------------------------------------
     24,400     Davidson and Associates (a)                                                             847,900
---------------------------------------------------------------------------------------------------------------
     27,500     La Quinta Inns                                                                          770,000
---------------------------------------------------------------------------------------------------------------
     33,700     Lone Star Steakhouse& Saloon (a)                                                      1,381,700
---------------------------------------------------------------------------------------------------------------
     15,000     New World Communications Group (a)                                                      309,375
---------------------------------------------------------------------------------------------------------------
     64,600     Renaissance Hotel Group N.V. (a)                                                      1,146,650
---------------------------------------------------------------------------------------------------------------
     37,100     Sinclair Broadcast Group (a)                                                          1,066,625
---------------------------------------------------------------------------------------------------------------
                                                                                                      8,324,900
===============================================================================================================
                AMERICA'S INDUSTRIAL RENAISSANCE - 5.30%
---------------------------------------------------------------------------------------------------------------
     49,200     American Standard (a)                                                                 1,451,400
---------------------------------------------------------------------------------------------------------------
     35,700     Atlantic Southeast Airlines                                                             834,487
---------------------------------------------------------------------------------------------------------------
     51,450     Comair Holdings                                                                       1,363,425
---------------------------------------------------------------------------------------------------------------
     49,700     Pall                                                                                  1,155,525
---------------------------------------------------------------------------------------------------------------
      9,900     Sealed Air (a)                                                                          545,737
---------------------------------------------------------------------------------------------------------------
     25,700     Ultratech Stepper (a)                                                                 1,085,825
---------------------------------------------------------------------------------------------------------------
     23,800     Vicor (a)                                                                               575,663
---------------------------------------------------------------------------------------------------------------
     65,300     Westinghouse Air Brake (a)                                                              938,688
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,950,750
===============================================================================================================
                LIFE SCIENCES REVOLUTION - 3.04%
---------------------------------------------------------------------------------------------------------------
     45,700     BioChem Pharma (a)                                                                    1,456,687
---------------------------------------------------------------------------------------------------------------
     41,700     Idexx Laboratories (a)                                                                1,553,325
---------------------------------------------------------------------------------------------------------------
     28,400     Millipore                                                                             1,065,000
---------------------------------------------------------------------------------------------------------------
      9,900     Sigma-Aldrich                                                                           480,150
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,555,162
===============================================================================================================
                MANAGING THE INFORMATION AGE - 9.96%
---------------------------------------------------------------------------------------------------------------
     24,600     3Com (a)                                                                              1,119,300
---------------------------------------------------------------------------------------------------------------
     32,900     Adobe Systems                                                                         1,702,575
---------------------------------------------------------------------------------------------------------------
     10,800     Ascend Communications (a)                                                               864,000
---------------------------------------------------------------------------------------------------------------
     23,700     Bay Networks (a)                                                                      1,264,987
---------------------------------------------------------------------------------------------------------------
     24,200     Cascade Communications (a)                                                            1,191,850
---------------------------------------------------------------------------------------------------------------
     31,800     Ceridian (a)                                                                          1,411,125
---------------------------------------------------------------------------------------------------------------
     55,600     Cheyenne Software (a)                                                                 1,112,000
---------------------------------------------------------------------------------------------------------------
     16,200     FORE Systems (a)                                                                        599,400
---------------------------------------------------------------------------------------------------------------
     33,400     Glenayre Technologies (a)                                                             2,404,800
---------------------------------------------------------------------------------------------------------------
     27,100     Madge Networks  N.V. (a)                                                                867,200
---------------------------------------------------------------------------------------------------------------
     13,600     Policy Management Systems (a)                                                           697,000
---------------------------------------------------------------------------------------------------------------
     25,800     Symantec (a)                                                                            774,000
---------------------------------------------------------------------------------------------------------------
     21,900     Tellabs (a)                                                                             922,538
---------------------------------------------------------------------------------------------------------------
                                                                                                     14,930,775
===============================================================================================================
                MOVE TO OUTSOURCING - 4.85%
---------------------------------------------------------------------------------------------------------------
     27,600     Avnet                                                                                 1,424,850
---------------------------------------------------------------------------------------------------------------
     50,700     Lear Seating (a)                                                                      1,489,313
---------------------------------------------------------------------------------------------------------------
     42,000     Paychex                                                                               1,942,500
---------------------------------------------------------------------------------------------------------------
     28,100     Solectron (a)                                                                         1,109,950
---------------------------------------------------------------------------------------------------------------
     66,500     USA Waste Services (a)                                                                1,296,750
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,263,363
===============================================================================================================
                NEW HEALTH CARE PARADIGM - 10.52%
---------------------------------------------------------------------------------------------------------------
     38,700     American Oncology Resources (a)                                                       1,664,100
---------------------------------------------------------------------------------------------------------------
     25,000     Biogen (a)                                                                            1,500,000
---------------------------------------------------------------------------------------------------------------
     14,000     CareLine (a)                                                                            131,250
---------------------------------------------------------------------------------------------------------------
     21,000     Caremark International                                                                  451,500
---------------------------------------------------------------------------------------------------------------
     35,200     Cerner (a)                                                                            1,205,600
---------------------------------------------------------------------------------------------------------------
     22,900     HBO & Co                                                                              1,431,250
---------------------------------------------------------------------------------------------------------------
     32,000     Healthsource (a)                                                                      1,540,000
---------------------------------------------------------------------------------------------------------------
     23,800     Medtronic                                                                             1,279,250
---------------------------------------------------------------------------------------------------------------
     26,100     Nellcor Puritan Bennett (a)                                                           1,298,475
---------------------------------------------------------------------------------------------------------------
     23,100     Oxford Health Plans (a)                                                               1,680,525
---------------------------------------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        15
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================================================
September 30, 1995

     SHARES     DESCRIPTION                                                                               VALUE
===============================================================================================================
     39,900     PhyCor (a)                                                                          $ 1,366,575
---------------------------------------------------------------------------------------------------------------
     34,800     Sola International (a)                                                                  769,950
---------------------------------------------------------------------------------------------------------------
     35,200     Watson Pharmaceuticals (a)                                                            1,443,200
---------------------------------------------------------------------------------------------------------------
                                                                                                     15,761,675
===============================================================================================================
                PRODUCTIVITY ENHANCEMENT - 8.86%
---------------------------------------------------------------------------------------------------------------
     28,250     Credence Systems (a)                                                                  1,024,062
---------------------------------------------------------------------------------------------------------------
     36,000     Danka Business Systems - ADR                                                          1,296,000
---------------------------------------------------------------------------------------------------------------
     23,900     Diamond Multimedia Systems (a)                                                          770,775
---------------------------------------------------------------------------------------------------------------
     17,100     KLA Instruments (a)                                                                   1,372,275
---------------------------------------------------------------------------------------------------------------
     18,400     Lam Research (a)                                                                      1,099,400
---------------------------------------------------------------------------------------------------------------
     77,300     Mentor Graphics (a)                                                                   1,613,638
---------------------------------------------------------------------------------------------------------------
     14,000     Novellus Systems (a)                                                                    980,000
---------------------------------------------------------------------------------------------------------------
     36,000     Parametric Technology (a)                                                             2,214,000
---------------------------------------------------------------------------------------------------------------
     24,200     Tencor Instruments (a)                                                                1,070,850
---------------------------------------------------------------------------------------------------------------
     51,000     Teradyne (a)                                                                          1,836,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     13,277,000
===============================================================================================================
                REDISTRIBUTION OF DEBT - 3.21%
---------------------------------------------------------------------------------------------------------------
     23,900     Countrywide Credit Industries                                                           561,650
---------------------------------------------------------------------------------------------------------------
     24,400     Green Tree Financial                                                                  1,488,400
---------------------------------------------------------------------------------------------------------------
     35,700     The Money Store                                                                       1,691,288
---------------------------------------------------------------------------------------------------------------
     22,600     The PMI Group                                                                         1,070,675
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,812,013
===============================================================================================================
                SPECIAL SITUATIONS - 2.85%
---------------------------------------------------------------------------------------------------------------
     42,600     AVX (a)                                                                               1,427,100
---------------------------------------------------------------------------------------------------------------
     30,500     Katz Media Group (a)                                                                    621,437
---------------------------------------------------------------------------------------------------------------
     34,700     Softkey International (a)                                                             1,535,475
---------------------------------------------------------------------------------------------------------------
     21,400     Sybase (a)                                                                              687,475
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,271,487
===============================================================================================================
                STORES OF VALUE - 9.67%
---------------------------------------------------------------------------------------------------------------
     31,400     Barnes & Noble (a)                                                                    1,201,050
---------------------------------------------------------------------------------------------------------------
     63,900     Borders Group (a)                                                                     1,094,287
---------------------------------------------------------------------------------------------------------------
     40,500     Corporate Express (a)                                                                   987,187
---------------------------------------------------------------------------------------------------------------
     29,000     General Nutrition (a)                                                                 1,319,500
---------------------------------------------------------------------------------------------------------------
     37,200     Heilig-Myers                                                                            864,900
---------------------------------------------------------------------------------------------------------------
     30,900     Nine West Group (a)                                                                   1,405,950
---------------------------------------------------------------------------------------------------------------
     24,400     Oakley (a)                                                                              722,850
---------------------------------------------------------------------------------------------------------------
     90,975     Staples (a)                                                                           2,570,044
---------------------------------------------------------------------------------------------------------------
     30,100     Sunglass Hut International (a)                                                        1,505,000
---------------------------------------------------------------------------------------------------------------
     40,200     The Men's Wearhouse (a)                                                               1,447,200
---------------------------------------------------------------------------------------------------------------
     32,900     Tiffany & Co                                                                          1,377,688
---------------------------------------------------------------------------------------------------------------
                                                                                                     14,495,656
===============================================================================================================
                TELECOMMUNICATIONS - 5.06%
---------------------------------------------------------------------------------------------------------------
     38,000     ADC Telecommunications (a)                                                            1,729,000
---------------------------------------------------------------------------------------------------------------
     30,000     Adtran (a)                                                                            1,042,500
---------------------------------------------------------------------------------------------------------------
     19,100     Andrew (a)                                                                            1,167,487
---------------------------------------------------------------------------------------------------------------
     25,400     DSC Communications (a)                                                                1,504,950
---------------------------------------------------------------------------------------------------------------
     16,900     LCI International (a)                                                                   663,325
---------------------------------------------------------------------------------------------------------------
     34,000     National Data                                                                           913,750
---------------------------------------------------------------------------------------------------------------
     16,300     Nera AS - ADS (a)                                                                       560,313
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,581,325
===============================================================================================================
                THE GREYING OF AMERICA - 4.63%
---------------------------------------------------------------------------------------------------------------
     54,200     Boston Scientific (a)                                                                 2,310,275
---------------------------------------------------------------------------------------------------------------
     12,200     Cordis (a)                                                                            1,033,950
---------------------------------------------------------------------------------------------------------------
     48,100     Guidant                                                                               1,406,925
---------------------------------------------------------------------------------------------------------------
     15,400     Loewen Group                                                                            635,250
---------------------------------------------------------------------------------------------------------------
     24,500     St. Jude Medical (a)                                                                  1,549,625
---------------------------------------------------------------------------------------------------------------
                                                                                                      6,936,025
===============================================================================================================
                THE UBIQUITOUS SEMICONDUCTOR - 13.19%
---------------------------------------------------------------------------------------------------------------
     37,050     Alliance Semiconductor (a)                                                            1,472,737
---------------------------------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        16
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================================================
September 30, 1995

     SHARES     DESCRIPTION                                                                               VALUE
===============================================================================================================
     34,300     Altera (a)                                                                         $  2,139,462
---------------------------------------------------------------------------------------------------------------
     32,200     Analog Devices (a)                                                                    1,114,925
---------------------------------------------------------------------------------------------------------------
     20,200     Atmel (a)                                                                               681,750
---------------------------------------------------------------------------------------------------------------
     27,600     Cirrus Logic (a)                                                                      1,580,100
---------------------------------------------------------------------------------------------------------------
     15,500     Cypress Semiconductor (a)                                                               598,688
---------------------------------------------------------------------------------------------------------------
     35,200     Linear Technology                                                                     1,460,800
---------------------------------------------------------------------------------------------------------------
     52,200     LSI Logic (a)                                                                         3,014,550
---------------------------------------------------------------------------------------------------------------
     30,600     Maxim Integrated Products (a)                                                         2,264,400
---------------------------------------------------------------------------------------------------------------
     35,600     Microchip Technology (a)                                                              1,348,350
---------------------------------------------------------------------------------------------------------------
     14,100     National Semiconductor (a)                                                              389,513
---------------------------------------------------------------------------------------------------------------
     29,400     Oak Technology (a)                                                                    1,234,800
---------------------------------------------------------------------------------------------------------------
     51,300     Xilinx (a)                                                                            2,468,813
---------------------------------------------------------------------------------------------------------------
                                                                                                     19,768,888
===============================================================================================================
TOTAL COMMON STOCKS
(Cost $97,184,102)                                                                                 $129,929,019
===============================================================================================================

PRINCIPAL
AMOUNT          DESCRIPTION                                                                               VALUE
===============================================================================================================
                U.S. TREASURY BILLS - 9.89%
---------------------------------------------------------------------------------------------------------------
 $  224,000     5.65%, 11/09/95                                                                    $    222,719
---------------------------------------------------------------------------------------------------------------
    205,000     5.69%, 11/16/95                                                                         203,609
---------------------------------------------------------------------------------------------------------------
  1,154,000     5.35%, 12/07/95                                                                       1,142,872
---------------------------------------------------------------------------------------------------------------
  8,768,000     5.28%, 12/14/95                                                                       8,673,235
---------------------------------------------------------------------------------------------------------------
  2,404,000     5.33%, 1/18/96                                                                        2,367,075
---------------------------------------------------------------------------------------------------------------
  2,255,000     5.46%, 1/25/96                                                                        2,217,614
===============================================================================================================
TOTAL U.S. TREASURY BILLS
(Cost $14,826,055)                                                                                 $ 14,827,124
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(Cost $112,010,157)                                                                   96.58%       $144,756,143
---------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                  3.42           5,131,746
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           100.00%       $149,887,889
---------------------------------------------------------------------------------------------------------------

(a) Non-Income Producing Security

              See Notes to Financial Statements on Pages 20 and 21

                    BT INVESTMENT EQUITY APPRECIATION FUND                    17
                    ------------------------------------------------------------




NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Equity Appreciation Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 12, 1993. The Fund invests substantially all of its assets in the Capital Appreciation Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 62% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

In fiscal year 1995, the Fund changed it's year end to September 30th.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period January 1, 1995 to September 30, 1995, $146,267 of net investment loss was reclassified to undistributed net realized gain from securities transactions.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

                    BT INVESTMENT EQUITY APPRECIATION FUND                    18
                    ------------------------------------------------------------




NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.40 of 1% of the Fund's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $155,327.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 under the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period January 1, 1995 to September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.00 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Fund have been reduced $57,346.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               For the period                             For the
                             January 1, 1995 to                         year ended
                             September 30, 1995                      December 31, 1994
                       -----------------------------           -----------------------------
                        Shares             Amount                Shares             Amount
                       ---------         -----------           ---------         -----------
Sold                   4,288,109         $51,174,959           1,940,274         $18,809,244
Redeemed                (733,661)         (8,333,769)           (971,437)         (9,484,596)
                       ---------         -----------           ---------         -----------
Net Increase           3,554,448         $42,841,190             968,837         $ 9,324,648
                       =========         ===========           =========         ===========

                    BT INVESTMENT EQUITY APPRECIATION FUND                    19
                    ------------------------------------------------------------




REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Equity Appreciation Fund (one of the funds comprising BT Pyramid Mutual Funds) as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995 and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for the year ended December 31, 1994 and for the period October 12, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Equity Appreciation Fund of BT Pyramid Mutual Funds as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.
----------------------------
Kansas City, Missouri
November 14, 1995

                        CAPITAL APPRECIATION PORTFOLIO                        20
                        --------------------------------------------------------




NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992 as an unincorporated trust under the laws of New York and commenced operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

In fiscal year 1995, the Portfolio changed it's year end to September 30th.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transac-tions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

                        CAPITAL APPRECIATION PORTFOLIO                        21
                        --------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $74,224.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $482,453.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Portfolio have been reduced $131,702.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period January 1, 1995 to September 30, 1995, were $136,801,394 and $114,800,140, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $112,043,941. The aggregate gross unrealized appreciation for all investments was $33,445,086 and the aggregate gross unrealized depreciation for all investments was $732,884.

                        CAPITAL APPRECIATION PORTFOLIO                        22
                        --------------------------------------------------------




REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Capital Appreciation Portfolio:

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Portfolio, including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995 and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for the year ended December 31, 1994 and for the period March 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio as of September 30, 1995, the result of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.
----------------------------
Kansas City, Missouri
November 14, 1995